Application of new and revised international financial reporting standards	12 Months Ended
Dec. 31, 2020
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Disclosure of changes in accounting policies, accounting estimates and errors [text block]
4.	Application of new and revised international financial reporting standards

4.1	Application of new standards
The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the adoption of new standards and interpretations effective as of January 1, 2020. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.
New standards and interpretations applied for the first time:

Standard/interpretation	Effective date
Amendments to IFRS 3, “Business combinations”, - Definition of a business	January 1, 2020
Amendments to IAS 1, “Presentation of financial statements”, and IAS 8, “Accounting policies, changes in accounting estimates and errors”	January 1, 2020
Amendment to IFRS 9, IAS 39 and IFRS 17: - Interest rate benchmark reform	January 1, 2020
Amendment to the Conceptual framework	January 1, 2020
Those amendments on standards and interpretations had no effect on the consolidated financial statements of the Group.

4.2	Assessment of potential impact of future standards, amendments to existing standards and interpretations
The following standards and interpretations have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2020:

Standard/interpretation	Effective date	Material effect expected on Immatics financial statements
IFRS 16 COVID-19-Related Rent Concessions Amendment	January 1, 2021	No
Amendments to IAS 1,” Presentation of financial statements”, on classification of liabilities	January 1, 2022	No
IFRS 17 Insurance contracts	January 1, 2023	No